Income Taxes (Details)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Abstract]
Statutory rates in the Cayman Islands	0.00%	0.00%
Income tax rate in the PRC	25.00%	25.00%
Foreign earned income not subject to taxes in the Cayman Island	0.00%	0.00%
Additional accruals in the PRC	11.90%	9.70%
Effect of valuation allowance	0.00%	8.20%
Effective income tax rate	36.90%	34.70%